Group companies	12 Months Ended
Dec. 31, 2023
Disclosure Of Composition Of Group [Abstract]
Group companies
5. Group companies
The following table lists subsidiaries controlled by Relief at the end of the reporting period.

Name	Country	Location	Equity interest
			2023	2022
Relief Therapeutics International SA	Switzerland	Geneva	100%	100%
Relief Therapeutics US, Inc.	United States	Connecticut	100%	100%
Relief Therapeutics, Inc.	United States	Delaware	100%	100%
APR Applied Pharma Research SA	Switzerland	Balerna	100%	100%
APR Applied Pharma Research Holding SA	Switzerland	Balerna	100%	100%
APR Applied Pharma Research - Italy s.r.l.	Italy	Monza	100%	100%
APR Applied Pharma Research Deutschland GmbH	Germany	Offenbach am Main	100%	100%
AdVita Lifescience GmbH	Germany	Freiburg im Breisgau	100%	100%
AdVita Lifescience AG	Switzerland	Basel	100%	100%
AdVita Lifescience, Inc.	United States	New York	100%	100%
The equity interest percentage shown in the table also represents the share in voting rights in those entities as of December 31, 2023 and 2022.